Research and Development Expenses - Schedule of Research and Development Expenses (Details) - Research and Development Expense [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Condensed Income Statements, Captions [Line Items]
Payroll and related benefits (including share-based compensation)	$ 5,436	$ 5,395	$ 5,969
Materials, subcontracted work and consulting	734	1,593	1,742
Clinical trials	181	436	495
Others	745	849	917
Total	$ 7,096	$ 8,273	$ 9,123